Provisions (Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Provisions [Line Items]
Balance at the beginning of the year	$ 244
Provisions recorded during the period	84
Provisions reversed during the period	(4)
Payments during the period	(15)
Translation differences	12
Balance at the end of the year	321
Site restoration and equipmen dismantling [Member]
Provisions [Line Items]
Balance at the beginning of the year	202
Provisions recorded during the period	79
Provisions reversed during the period	(1)
Payments during the period	(12)
Translation differences	11
Balance at the end of the year	279
Legal claims [Member]
Provisions [Line Items]
Balance at the beginning of the year	10
Provisions recorded during the period	0
Provisions reversed during the period	0
Payments during the period	(1)
Translation differences	1
Balance at the end of the year	10
Other [Member]
Provisions [Line Items]
Balance at the beginning of the year	32
Provisions recorded during the period	5
Provisions reversed during the period	(3)
Payments during the period	(2)
Translation differences	0
Balance at the end of the year	$ 32